INCOME TAXES (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Non-capital loss carry forwards	$ 5,662	$ 6,934
Mineral properties	(16,628)	(11,374)
Other	(78)	(125)
Silver stream derivative liability	11,044	4,565
Total	$ 0	$ 0